Financial instruments - Schedule of Maturities of Financial Assets and Liabilities (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 469,779
Financial liabilities	7,398,593
Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,060,834
Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,459,391
Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	757,741
Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	598,919
Current and non-current refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	176,809
Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	125,328
Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	122,710
Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	67,585
Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,940
Other current and non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21,336
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	336,203
Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	55,903
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,167
Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	36,759
Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,747
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Financial assets	428,865
Financial liabilities	4,884,026
Due within 1 year | Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,087,055
Due within 1 year | Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due within 1 year | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	757,741
Due within 1 year | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	598,919
Due within 1 year | Current and non-current refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	109,052
Due within 1 year | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	125,328
Due within 1 year | Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	118,208
Due within 1 year | Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	67,585
Due within 1 year | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,940
Due within 1 year | Other current and non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,198
Due within 1 year | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	336,203
Due within 1 year | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	55,903
Due within 1 year | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due within 1 year | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	36,759
Due within 1 year | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	38,162
Financial liabilities	2,458,578
Due between 1 and 5 years | Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	973,779
Due between 1 and 5 years | Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,417,264
Due between 1 and 5 years | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Current and non-current refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	53,895
Due between 1 and 5 years | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,502
Due between 1 and 5 years | Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Other current and non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,138
Due between 1 and 5 years | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,167
Due between 1 and 5 years | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,995
Due beyond 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,752
Financial liabilities	55,989
Due beyond 5 years | Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	42,127
Due beyond 5 years | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Current and non-current refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,862
Due beyond 5 years | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Other current and non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,752